Events after the balance sheet date	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Events after the balance sheet date
37. Events after the balance sheet date
On 27 February 2025, the Board approved a £350m share buyback programme in order to return capital to shareholders. The programme will commence as soon as is practicable.